Property, Plant and Equipment (Depreciation Expense, Software Amortization and Capitalized Interest) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 982	$ 972	$ 1,004
Interest capitalized during development and construction	224	$ 226	$ 307
Property plant and equipment, net of accumulated depreciation mortgaged, pledged or subject to liens	$ 9,000